Related Party Transactions Disclosure of transactions between related parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Total compensation	$ 27	$ 30	$ 17
Short-term employee benefits	12	13	11
Post-employment benefits	2	2	2
Termination benefits	0	2	0
Share-based payments	$ 13	$ 13	$ 4